Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 12	$ 12,036
Prepaid expenses and other current assets	5,000	84,396
Total Current Assets	5,012	96,432
OTHER ASSETS
Due from related party	0	37,181
Intangible assets, net	1	1
TOTAL ASSETS	5,013	133,614
CURRENT LIABILITIES
Trade and other payables	119,027	158,627
Accrued interest payable to related parties	72,256	38,612
Due to related parties	102,467	46,875
Total Current Liabilities	293,750	244,114
NON-CURRENT LIABILITIES
Convertible notes to related parties, noncurrent portion	220,139	214,375
Total Non-Current Liabilities	220,139	214,375
TOTAL LIABILITIES	513,889	458,489
STOCKHOLDERS'' EQUITY (DEFICIT)
Preferred Stock, no par value; authorized 10,000,000 shares, issued and outstanding 0 and 0 shares, respectively	0	0
Common Stock, no par value; issued and outstanding 2,018,347,429 and 1,969,322,429 shares, respectively	64,662,568	64,197,068
Contributed surplus	41,613,643	41,622,643
Accumulated other comprehensive income (loss)	(221,860)	(221,860)
Accumulated deficit	(106,563,227)	(105,922,726)
Total Stockholders'' Deficit	(508,876)	(324,875)
TOTAL LIABILITIES AND STOCKHOLDERS'' EQUITY (DEFICIT)	$ 5,013	$ 133,614